INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense - current
Income tax expense - current	$ 21,650	$ 20,525	$ 19,899
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(16,798)	(751)	(2,395)
Income tax (benefit) expense - deferred	(2,023)	1,836	(4,082)
Total income tax expense	2,829	21,610	13,422
Macau Complementary Tax [Member]
Income tax expense - current
Income tax expense - current	7,665	7,773	0
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(6,383)	46	(511)
Income tax (benefit) expense - deferred	(796)	(337)	(7,931)
Payments in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current
Income tax expense - current	7,843	7,021	5,650
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(7)	(14)	(1,327)
Hong Kong Profits Tax [Member]
Income tax expense - current
Income tax expense - current	190	185	11,613
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(10,394)	(1,035)	(450)
Income tax (benefit) expense - deferred	134	640	(154)
Philippine Corporate Income Tax [Member]
Income tax expense - current
Income tax expense - current	28	0	4
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	0	479	(157)
Income tax (benefit) expense - deferred	(1,221)	959	3,366
Philippine withholding tax on dividends [Member]
Income tax expense - current
Income tax expense - current	5,934	5,515	2,566
Cyprus Corporate Income Tax [Member]
(Over) under provision of income taxes in prior years:
Income tax (benefit) expense - deferred	(140)	575	589
Income Tax in Other Jurisdictions [Member]
Income tax expense - current
Income tax expense - current	(10)	31	66
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(14)	(227)	50
Income tax (benefit) expense - deferred	$ 0	$ (1)	$ 48